Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	57,436,191	57,107,809	47,000,000
Common stock, shares outstanding	57,436,191	57,107,809	47,000,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		1,000,000
Preferred stock, shares outstanding		1,000,000